DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2019
Disclosure of discontinued operation [Abstract]
DISCONTINUED OPERATION
NOTE 21:-	DISCONTINUED OPERATION

a.
In December 2010, the Company, Teva and PolyHeal, entered into a series of agreements to collaborate in the development, manufacturing and commercialization of PolyHeal's wound care product, or the PolyHeal Product (“2010 PolyHeal Agreement”). Under the 2010 PolyHeal Agreement, PolyHeal granted the Company an exclusive global license to manufacture, develop and commercialize all the Polyheal Products in consideration for royalty payments. Concurrently, the Company granted Teva an exclusive global sub license to commercialize the Polyheal Products in consideration for certain royalties and milestone payments. In addition, Teva undertook to finance the Company's future development of the Polyheal Product and all of its manufacturing costs. Under the 2010 PolyHeal Agreement, Teva initially invested $ 6,750 in the Company, and undertook to invest an additional $ 6,750 in the Company subject to the achievement of a development milestone. Concurrent with Teva's investment in the Company, the Company purchased shares of PolyHeal for total consideration of $ 6,750. Additionally, the Company undertook to purchase additional shares of PolyHeal for the same amount, subject to the achievement of the same abovementioned development milestone.

b.
Following the termination of the Company's collaborations with Teva under the 2010 PolyHeal Agreement, the Company's exclusive license for the PolyHeal Product expired in September 2013. As a result of the expiration of the PolyHeal license, the Company accounted for the operation related to PolyHeal as a discontinued operation in accordance with IFRS accounting standard 5, “Non-current Assets Held for Sale and Discontinued Operations" and the Company has fully impaired the license for the PolyHeal Product.

c.
On November 15, 2012, the Company informed Teva of the commencement of a feasibility study for the next generation of the PolyHeal Product, which constituted a milestone under the 2010 PolyHeal Agreement. In accordance with the terms of the agreement, Upon achievement of this milestone, Teva was to invest an additional $ 6,750 in exchange of the Company's ordinary shares and the Company was to purchase, following and pending the consummation of this investment, for an identical amount, ordinary shares of PolyHeal from its existing shareholders.

d.
On September 15, 2014, a Statement of Claim was filed against the Company by some   shareholders of Polyheal (the "Plaintiffs"). The Plaintiffs allege that the Company is obligated to pay them a total amount of $1,475 in exchange for their respective portion of PolyHeal's shares, following the commencement of a feasibility study for the next generation of the PolyHeal Product in November 15, 2012, which constituted a milestone under a buyout option agreement between the Company, PolyHeal and its shareholders.

e.
During December 2017, the Company paid the Plaintiffs approximately $1,497 in consideration for PolyHeal's shares and recorded a full provision of $6,003 which represents the purchase price for the residual number of shares that the 2010 PolyHeal Agreements contemplate would be acquired by the Company from the shareholders of PolyHeal (the “Provision”).

f.
On March 24, 2019, the Company entered into a settlement agreement and mutual general release with the Plaintiffs (the "Polyheal Settlement Agreement"), which settles any and all debts, obligations or liabilities that the Plaintiffs and MediWound had, has or may have to the other party in connection with the agreements among MediWound, Teva, PolyHeal, the Plaintiffs and other shareholders of PolyHeal. Pursuant to the terms of Polyheal Settlement Agreement, the Plaintiffs repaid to MediWound a portion of the amount that was ruled in their favor under the Tel Aviv District Court Ruling, and it resulted in the acceptance of the Company’s appeal that was filed on December, 2017, and the cancellation of the 2017 Ruling that was issued by the District Court against MediWound.

g.
In September 2019, the Company entered a series of settlement agreements (the "New PolyHeal Settlement Agreements") with the majority of shareholders of Polyheal, including Clal Biotechnology Industries Ltd., its controlling shareholder.  The New PolyHeal Settlement Agreements settle any and all debts, obligations or liabilities that each party or any of its affiliates had or has to the other party or any of its affiliates, in connection with or arising out of the series of 2010 PolyHeal Agreements.

h.
Pursuant to the terms of New PolyHeal Settlement Agreements, the company paid an aggregate amount of approximately $2,800 and received 14,473 shares of PolyHeal, which was classified as royalty rights arising from the Company’s ownership of shares of Polyheal.

As a result of the New PolyHeal Settlement Agreements, the Company recognized one-time profit from discontinued operation of $2,889, following the decrease of the provision which was offset by an impairment of the royalty rights and settlement fees. As of December 31, 2019, the provision for liability in respect of discontinued operation, which was classifief as short term other payables, was $275.